Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 204,206	$ 520,773
Revenue - related party	82,511
Total revenue	286,717	520,773
Cost of revenue	97,128	201,735
Gross profit	189,589	319,038
Operating expenses:
Sales and marketing	2,349,005	2,361,105
Research and development	3,055,088	3,242,622
General and administrative	2,876,845	4,522,639
Total operating expenses	8,280,938	10,126,366
Loss from operations	(8,091,349)	(9,807,328)
Other income (expense)
Other income	59,180	105,851
Change in fair value of convertible debt	21,000	(528,210)
Interest expense	(201,949)	(646,439)
Interest expense - related parties	(13,311)	(13,034)
Other expense	(117,782)	(134,602)
Total other expense	(252,862)	(1,216,434)
Loss before income tax	(8,344,211)	(11,023,762)
Income taxes provision
Net loss	(8,344,211)	(11,023,762)
Foreign currency translation loss	(58,853)	(62,366)
Comprehensive loss	$ (8,403,064)	$ (11,086,128)
Basic loss per ordinary share (in Dollars per share)	$ (2.65)	$ (19.73)
Diluted loss per ordinary share (in Dollars per share)	$ (2.65)	$ (19.73)
Weighted average number of ordinary shares outstanding (in Shares)	3,144,409	558,751